Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Intangible assets
Cost	$37,332	$12,761
Accumulated amortization	(6,350)	(4,199)
Additions, at cost	36,556	25,620
Amortization current period	(5,566)	(2,329)
Intangible assets, net	$61,972	$31,853

The intangible assets represent the ERAYAK trademark and the Company’s purchase of patents related to new technologies to produce inverters.

There were no disposals for the years ended December 31, 2024, 2023, and 2022.

During the years of December 31, 2024 and 2023, the Company had no impaired or pledged intangibles.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2025	$3,733	$58,239
2026	3,733	54,506
2027	3,733	50,773
2028	3,733	47,040
2029	3,733	43,307